1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Nature of Business

(a)	Nature of Business

Precision Optics Corporation, Inc. (the “Company”) designs, develops, manufactures and sells specialized optical and illumination systems and related components. The Company conducts business in one industry segment only and its customers are primarily domestic. The Company performs advanced optical and illumination system design, development, assembly and manufacturing services for products that fall into two principal areas: (i) medical products for use by hospitals and physicians; and (ii) products used by military and industrial customers.

Principles of Consolidation

Principles of Consolidation and Operations

The accompanying consolidated financial statements include the accounts of Precision Optics Corporation, Inc. and its wholly-owned subsidiaries (the “Company”). All significant intercompany accounts and transactions have been eliminated in consolidation.

These consolidated financial statements have been prepared by the Company, without audit, and reflect normal recurring adjustments which, in the opinion of management, are necessary for a fair statement of the results of the first quarter of the Company’s fiscal year 2019. These consolidated financial statements do not include all disclosures associated with annual consolidated financial statements and, accordingly, should be read in conjunction with footnotes contained in the Company’s consolidated financial statements for the year ended June 30, 2018, together with the Report of Independent Registered Public Accounting Firm filed under cover of the Company’s 2018 Annual Report on Form 10-K, filed with the Securities and Exchange Commission on September 27, 2018.

(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Revenues

(c)	Revenues

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the price to the buyer is fixed and determinable; and (4) collectability is reasonably assured. The Company’s shipping terms are customarily FOB shipping point.

The sales price of products and services sold is fixed and determinable after receipt and acceptance of a customer’s purchase order or properly executed sales contract, typically before any work is performed. Management reviews each customer purchase order or sales contract to determine that the work to be performed is specified and there are no unusual terms and conditions that would raise questions as to whether the sales price is fixed or determinable. The Company assesses credit worthiness of customers based upon prior history with the customer and assessment of financial condition. Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for that portion of accounts receivable considered to be uncollectible, based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified.

The Company’s revenue transactions typically do not contain multiple deliverable elements for future performance obligations to customers, other than a standard one-year warranty on materials and workmanship, the estimated costs for which are provided for at the time revenue is recognized.

Revenues for industrial and medical products sold in the normal course of business are recognized upon shipment when delivery terms are FOB shipping point and all other revenue recognition criteria have been met. Gross shipping charges reimbursable from customers, to deliver product, are insignificant and are included in the “Revenues” section of the Company’s consolidated statement of operations, while shipping costs are classified in the “selling, general and administrative expenses” section of the Company’s consolidated statement of operations.

Cash and Cash Equivalents

(d)	Cash and Cash Equivalents

The Company includes in cash equivalents all highly liquid investments with original maturities of three months or less at the time of acquisition. Cash and cash equivalents of $402,738 and $118,405 at June 30, 2018 and 2017, respectively, consist primarily of cash at banks and money market funds. The Company maintains its cash and cash equivalents in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents.

Inventories

(e)	Inventories

Inventories are stated at the lower of cost (first-in, first-out) or net realizable value and include material, labor and manufacturing overhead. The components of inventories at June 30, 2018 and 2017 are as follows:

	2018	2017
Raw material	$500,908	$501,346
Work-in-progress	434,536	388,614
Finished goods	208,624	165,487
	$1,144,068	$1,055,447

The Company provides for estimated obsolescence on unmarketable inventory based upon assumptions about future demand and market conditions. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. Inventory, once written down, is not subsequently written back up, as these adjustments are considered permanent adjustments to the carrying value of the inventory.

Property and Equipment

(f)	Property and Equipment

Property and equipment are recorded at cost. Maintenance and repair items are expensed as incurred. The Company provides for depreciation and amortization by charges to operations, using the straight-line and declining-balance methods, which allocate the cost of property and equipment over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Depreciation expense was $27,216 and $33,660 for the years ended June 30, 2018 and 2017, respectively.

Significant Customers and Concentration of Credit Risk

(g)	Significant Customers and Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash equivalents and trade accounts receivable. The Company places its investments with highly rated financial institutions. The Company has not experienced any losses on these investments to date. At June 30, 2018, the Company’s four largest customer account receivable balances were 22%, 16%, 13%, and 13%, respectively, of total accounts receivable. At June 30, 2017, receivables from the Company’s five largest customers were 16%, 15%, 12%, 12% and 11%, respectively, of the total accounts receivable. No other customer accounted for more than 10% of the Company’s receivables as of June 30, 2018 and 2017.

The allowance for doubtful accounts receivable was increased from $5,000 at June 30, 2017 to $232,500 at June 30, 2018 in order to specifically reserve for $227,500 owed by one customer. Other than this doubtful account receivable, the Company has not experienced any material losses related to accounts receivable from individual customers. The Company generally does not require collateral or other security as a condition of sale, rather it relies on credit approval, balance limitation and monitoring procedures to control credit risk of trade account financial instruments. Management believes the allowance for doubtful accounts, which is established based upon review of specific account balances and historical experience, is adequate at June 30, 2018.

Revenues from the Company’s largest customers, as a percentage of total revenues, were as follows:

	2018	2017
Customer A	16%	5%
Customer B	14	10
Customer C	8	10
Customer D	4	11
All Others	58	64
	100%	100%

No other customer accounted for more than 10% of the Company’s revenues in fiscal years 2018 and 2017.

Loss per Share

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants. For the three months ended September 30, 2018 and 2017, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in these periods.

The following is the calculation of loss per share for the three months ended September 30, 2018 and 2017:

	Three Months Ended September 30,
	2018	2017
Net Income (Loss) – Basic and Diluted	$(299,285)	$(28,785)

Basic and Diluted Weighted Average Shares Outstanding	10,261,269	9,108,423

Loss Per Share
Basic	$(0.03)	$(0.00)
Diluted	$(0.03)	$(0.00)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 1,493,200 and 1,745,067 for the three months ended September 30, 2018 and 2017, respectively.

(h)	Loss per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants. For the year ended June 30, 2018 and 2017, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in those periods.

The following is the calculation of loss per share for the years ended June 30, 2018 and 2017:

	Year Ended June 30
	2018	2017
Net Loss– Basic and Diluted	$(351,390)	$(1,006,457)

Basic Weighted Average Shares Outstanding	9,826,151	8,343,235
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	9,826,151	8,343,235

Loss Per Share
Basic	$(0.04)	$(0.12)
Diluted	$(0.04)	$(0.12)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 4,530,513 and 4,553,213 for the years ended June 30, 2018 and 2017, respectively.

Stock-Based Compensation

(i)	Stock-Based Compensation

The measurement and recognition of compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. Stock-based compensation costs recognized for the years ended June 30, 2018 and 2017 amounted to $52,341 and $201,612, respectively.

Patents

(j)	Patents

Patent costs are amortized using the straight-line method over the shorter of their legal or estimated useful lives, generally five to ten years. Amortization expense was $0 for the years ended June 30, 2018 and 2017, respectively.

In July 2011, the Company assigned all of its currently issued and pending patents, as well as new inventions that it conceived before July 28, 2012, to Intuitive Surgical Operations, Inc. The Company retained a royalty-free, worldwide license to these patents in fields outside of medical robotics.

Fair Value of Financial Instruments

(k)	Fair Value of Financial Instruments

Financial instruments consist principally of cash and cash equivalents, accounts receivable and accounts payable. The estimated fair value of these financial instruments approximates their carrying value due to their short-term nature.

Long-Lived Assets

(l)	Long-Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Warranty Costs

(m)	Warranty Costs

The Company does not incur future performance obligations in the normal course of business other than providing a standard one-year warranty on materials and workmanship to its customers (except in certain unusual and infrequently occurring situations where extended warranty terms beyond one year are negotiated with the customer). The Company provides for estimated warranty costs at the time product revenue is recognized. Warranty costs have been included as a component of cost of goods sold in the accompanying consolidated statements of operations. The following tables summarize warranty reserve activity for the years ended June 30, 2018 and 2017:

	2018	2017
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	6,109	14,842
Warranty claims incurred	(6,109)	(14,842)
Balance at end of period	$25,000	$25,000

Research and Development

(n)	Research and Development

Research and development expenses are charged to operations as incurred. The Company groups development and prototype costs and related reimbursements in research and development. There were no reimbursements for research and development recorded in research and development for the years ended June 30, 2018 and 2017.

Comprehensive Income

(o)	Comprehensive Income

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owners sources. The Company’s comprehensive loss or income for the years ended June 30, 2018 and 2017 was equal to its net loss for the same periods.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment. Based on this evaluation, a full valuation reserve has been provided for the deferred tax assets.

(p)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment.

Segment Reporting

(q)	Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions about how to allocate resources and assess performance. The Company’s chief decision-maker is its Chief Executive Officer. To date, the Company has viewed its operations and manages its business as principally one segment. For all periods presented, over 90% of the Company’s sales have been to customers in the United States.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

(r)	Use of Estimates

The preparation of financial statements in conformity with accounting standards generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements	Accounting Pronouncements Recently Adopted On July 1, 2018, we adopted ASU 2014-09, Revenue from Contracts with Customers. Refer to Note 6 for further information.

(s)	Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”). ASU 2014-09 provides a single, comprehensive accounting model for revenues arising from contracts with customers that supersedes most of the existing revenue recognition guidance, including industry-specific guidance. Under this model, revenue is recognized at an amount that an entity expects to be entitled to upon transferring control of goods or services to a customer, as opposed to when risks and rewards transfer to a customer under existing revenue recognition guidance. ASU 2014-09 is effective for the Company beginning in its fiscal year 2019, and may be applied retrospectively to all prior periods presented or through a cumulative adjustment to the opening retained earnings balance in the year of adoption. The Company will expand its revenue related disclosures as a result of adopting the new standard, which will primarily include revenue disaggregation. The Company has adopted ASU 2014-09 for the Company’s fiscal year beginning July 1, 2018, using the modified retrospective approach. The Company believes ASU 2014-09 will not have a significant impact on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This guidance establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations and comprehensive income. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently assessing the potential impact of this ASU on its consolidated financial statements and footnote disclosures.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years with early adoption permitted. This guidance provides specific classification of how certain cash receipts and cash payments are presented in the statement of cash flows. The ASU should be applied using a retrospective transition method. If it is impracticable to apply the amendments retrospectively for some of the cash flow issues, the amendments for those issues should then be applied prospectively at the earliest date practicable. The Company is currently assessing the potential impact of this ASU on its presentation of the consolidated statement of cash flows.